Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning, net	₩ 2,834,037	₩ 3,407,124
Changes in accounting policy		(26,207)
Acquisition and capital expenditure	165,630	178,694
Disposal and termination	(13,820)	(15,679)
Amortization	(628,154)	(660,705)	₩ (629,526)
Impairment	(211,637)	(61,898)
Changes in scope of consolidation	4,342
Others	10,860	12,708
Ending, net	2,161,258	2,834,037	3,407,124
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	7,996,482	8,064,270
Ending, net	7,898,325	7,996,482	8,064,270
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(5,162,445)	(4,657,146)
Ending, net	(5,737,067)	(5,162,445)	(4,657,146)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	235,570	236,058
Impairment		(605)
Others	(5,485)	117
Ending, net	230,085	235,570	236,058
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	541,596	542,074
Ending, net	536,093	541,596	542,074
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(306,026)	(306,016)
Ending, net	(306,008)	(306,026)	(306,016)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	272,634	335,110
Acquisition and capital expenditure	26,990	47,903
Disposal and termination	(1,849)	(3,019)
Amortization	(104,938)	(115,839)
Impairment		(1,333)
Changes in scope of consolidation	575
Others	87,587	9,812
Ending, net	280,999	272,634	335,110
Development costs [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,661,372	1,680,372
Ending, net	1,767,422	1,661,372	1,680,372
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,388,738)	(1,345,262)
Ending, net	(1,486,423)	(1,388,738)	(1,345,262)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	137,381	65,944
Acquisition and capital expenditure	37,077	30,965
Disposal and termination	(105)	(1,267)
Amortization	(54,191)	(68,222)
Impairment	(1,776)	(1,807)
Changes in scope of consolidation	77
Others	27,537	11,768
Ending, net	146,000	137,381	65,944
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	978,139	947,312
Ending, net	1,053,980	978,139	947,312
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(840,758)	(781,368)
Ending, net	(907,980)	(840,758)	(781,368)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,753,941	2,156,500
Disposal and termination	0	(284)
Amortization	(399,348)	(399,382)
Impairment	(193,194)	(3,035)
Others	(736)	142
Ending, net	1,160,663	1,753,941	2,156,500
Frequency usage rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	3,622,327	3,641,231
Ending, net	3,373,095	3,622,327	3,641,231
Frequency usage rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,868,386)	(1,484,731)
Ending, net	(2,212,432)	(1,868,386)	(1,484,731)
Others [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	434,511	513,512
Changes in accounting policy		(26,207)
Acquisition and capital expenditure	101,563	99,826
Disposal and termination	(11,866)	(11,109)
Amortization	(69,677)	(77,262)
Impairment	(16,667)	(55,118)
Changes in scope of consolidation	3,690
Others	(98,043)	(9,131)
Ending, net	343,511	434,511	513,512
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,193,048	1,253,281
Ending, net	1,167,735	1,193,048	1,253,281
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(758,537)	(739,769)
Ending, net	₩ (824,224)	₩ (758,537)	₩ (739,769)